Document and Entity Information	May 16, 2022
Cover [Abstract]
Document Type	8-K12G3
Document Period End Date	May 16, 2022
Entity Registrant Name	CRANE CO.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1657
Entity Tax Identification Number	13-1952290
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000025445